USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2025 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Appreciation/(Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts(a)
ICE ECX EMISSION Futures MO, December contracts	2	$149,615	Dec-25	$16,126	1.0%
LME Nickel Futures LN, December contracts	1	91,332	Dec-25	(69)	(0.0	)%(b)
LME Zinc Futures LX, December contracts	1	69,911	Dec-25	4,317	0.3%
SGX IODEX IO Futures, December contracts	1	10,250	Dec-25	95	0.0	%(c)
	5	321,108		20,469	1.3%
United States Contracts(a)
COMEX Aluminum Futures AL, December contracts	2	128,012	Dec-25	3,087	0.2%
COMEX Copper Futures HG, December contracts	1	111,825	Dec-25	9,587	0.6%
COMEX Silver Futures SI, December contracts	1	191,915	Dec-25	41,285	2.5%
COMEX Cobalt Fastmarket Futures CV, December contracts	12	435,192	Dec-25	96,562	5.8%
COMEX Lithium Carbonate CIF CJK Fastmarket Futures LJ, December contracts	4	40,000	Dec-25	(1,480)	(0.1)%
COMEX Lithium LiOH Futures LF, December contracts	18	162,060	Dec-25	11,640	0.7%
	38	1,069,004		160,681	9.7%
Total Open Commodity Futures Contracts(d)	43	$1,390,112		$181,150	11.0%

	Shares	Value	% of Total Net Assets
Common Stocks
Australia
Iluka Resources Ltd.	575	2,412	0.1%
Lynas Rare Earths Ltd.(e)	3,822	42,580	2.6%
Mineral Resources Ltd.(e)	78	2,127	0.1%
Pilbara Minerals Ltd.(e)	3,994	6,671	0.4%
		53,790	3.2%

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2025 (unaudited) (continued)

	Shares	Value	% of Total Net Assets
Common Stocks (continued)
Brazil
Vale SA, ADR	100	$1,086	0.1%
Chile
Sociedad Quimica y Minera de Chile SA, ADR(e)	400	17,192	1.0%
China
Beijing Easpring Material Technology Co. Ltd. – Class A	200	1,863	0.1%
China Northern Rare Earth Group High-Tech Co. Ltd. – Class A	1,600	10,843	0.7%
Ganfeng Lithium Group Co. Ltd. – Class H, 144A(f)	1,800	9,980	0.6%
Guangzhou Tinci Materials Technology Co. Ltd. – Class A	500	2,678	0.2%
Jinduicheng Molybdenum Co. Ltd. – Class A	6,100	13,223	0.8%
Ningbo Ronbay New Energy Technology Co. Ltd. – Class A	436	1,956	0.1%
Shenzhen Capchem Technology Co. Ltd. – Class A	300	2,247	0.1%
Shenzhen Dynanonic Co. Ltd. – Class A(e)	100	650	0.0	%(c)
Sinofibers Technology Co. Ltd. – Class A	2,700	13,353	0.8%
Tianqi Lithium Corp. – Class H(e)	600	3,466	0.2%
Xiangtan Electrochemical Scientific Co. Ltd. – Class A	2,000	4,265	0.3%
Xinte Energy Co. Ltd. – Class H(e)	4,000	4,252	0.3%
		68,776	4.2%
France
Eramet SA	194	12,720	0.8%
Germany
SGL Carbon SE(e)	6,728	24,902	1.5%
Wacker Chemie AG	161	12,126	0.7%
		37,028	2.2%
Japan
Nippon Carbon Co. Ltd.	700	20,618	1.3%
Nippon Denko Co. Ltd.	2,900	6,657	0.4%
Toho Titanium Co. Ltd.	100	1,208	0.1%
		28,483	1.8%
Norway
Elkem ASA, 144A(e)(f)	10,253	27,025	1.6%
South Korea
Ecopro BM Co. Ltd.(e)	6	483	0.0	%(c)
United States
Albemarle Corp.	200	16,216	1.0%
Graftech International Ltd.(e)	1,320	16,922	1.0%

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2025 (unaudited) (continued)

	Shares	Value	% of Total Net Assets
Common Stocks (continued)
United States (continued)
MP Materials Corp.(e)	800	$53,656	3.2%
Tronox Holdings PLC	200	804	0.1%
		87,598	5.3%
Total Common Stocks
(Cost $250,573)		$334,181	20.2%

Total Investments
(Cost $250,573)		$334,181	20.2%
Other Assets in Excess of Liabilities		1,319,668	79.8%
Total Net Assets		$1,653,849	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents greater than (0.05)%.
(c)	Position represents less than 0.05%.
(d)	Collateral amounted to $224,746 on open Commodity Futures Contracts.
(e)	Non-income producing security.
(f)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $37,005, which represents 2.2% of net assets as of September 30, 2025.

Summary of Portfolio Holdings by Country^
United States	26.2%
China	20.6
Australia	16.1
Germany	11.1
Japan	8.5
Norway	8.1
Chile	5.1
France	3.8
Brazil	0.3
South Korea	0.2
100.0%

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2025 (unaudited) (concluded)

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Basic Materials	16.4%
Industrial	3.5%
Energy	0.3%
Commodity Derivatives	11.0%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.